INCOME TAXES - Movement in Components of Deferred Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	$ (2,376)	$ (1,080)
Recognized in Earnings	(394)	(94)
Recognized in Other Comprehensive Income	2	(1)
Acquisition	(7)	(1,203)
Equity	(4)	(3)
Other	5	5
Deferred income tax liability (asset), ending balance	(2,774)	(2,376)
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	11	20
Recognized in Earnings	(29)	(9)
Recognized in Other Comprehensive Income	0	0
Acquisition	0	0
Equity	0	0
Other	0	0
Deferred income tax liability (asset), ending balance	(18)	11
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	7	8
Recognized in Earnings	0	0
Recognized in Other Comprehensive Income	2	(1)
Acquisition	0	0
Equity	0	0
Other	0	0
Deferred income tax liability (asset), ending balance	9	7
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	21	12
Recognized in Earnings	5	9
Recognized in Other Comprehensive Income	0	0
Acquisition	0	0
Equity	0	0
Other	0	0
Deferred income tax liability (asset), ending balance	26	21
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	153	133
Recognized in Earnings	3	12
Recognized in Other Comprehensive Income	0	0
Acquisition	0	8
Equity	0	0
Other	0	0
Deferred income tax liability (asset), ending balance	156	153
Benefit of loss carryforwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	180	90
Recognized in Earnings	(33)	(57)
Recognized in Other Comprehensive Income	0	0
Acquisition	(7)	137
Equity	0	0
Other	13	10
Deferred income tax liability (asset), ending balance	153	180
Other deductible temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	56	41
Recognized in Earnings	16	12
Recognized in Other Comprehensive Income	0	0
Acquisition	0	11
Equity	(4)	(3)
Other	0	(5)
Deferred income tax liability (asset), ending balance	68	56
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	(1,361)	(1,193)
Recognized in Earnings	(299)	(243)
Recognized in Other Comprehensive Income	0	0
Acquisition	0	75
Equity	0	0
Other	0	0
Deferred income tax liability (asset), ending balance	(1,660)	(1,361)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	(198)	(150)
Recognized in Earnings	80	(6)
Recognized in Other Comprehensive Income	0	0
Acquisition	0	(42)
Equity	0	0
Other	0	0
Deferred income tax liability (asset), ending balance	(118)	(198)
Investments in equity accounted investees
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	(1,173)	(6)
Recognized in Earnings	(89)	190
Recognized in Other Comprehensive Income	0	0
Acquisition	0	(1,357)
Equity	0	0
Other	0	0
Deferred income tax liability (asset), ending balance	(1,262)	(1,173)
Taxable limited partnership income deferral
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	(56)	(25)
Recognized in Earnings	(66)	4
Recognized in Other Comprehensive Income	0	0
Acquisition	0	(35)
Equity	0	0
Other	0	0
Deferred income tax liability (asset), ending balance	(122)	(56)
Other taxable temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax liability (asset), beginning balance	(16)	(10)
Recognized in Earnings	18	(6)
Recognized in Other Comprehensive Income	0	0
Acquisition	0	0
Equity	0	0
Other	(8)	0
Deferred income tax liability (asset), ending balance	$ (6)	$ (16)